FINANCE INCOME	12 Months Ended
Jun. 30, 2023
Finance Income [Abstract]
FINANCE INCOME	FINANCE INCOME

ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in investment in Guardrisk, growth in the reimbursive right for environmental rehabilitation guarantees, dividends received, the unwinding of the payments made under protest and foreign exchange gains.

Amounts in R million	Note	2023	2022	2021

Interest on financial assets measured at amortised cost	13	190.2	111.8	108.7
Growth in cash and cash equivalents in environmental rehabilitation trust funds	12	—	14.8	22.5
Growth in reimbursive right for environmental rehabilitation guarantees	12	—	1.8	3.7
Growth in investment in Guardrisk	12	50.5	13.1	—
Dividends received	25	78.3	71.5	76.1
Unwinding of payments made under protest	24	5.7	5.8	4.8
Unrealised foreign exchange gain		9.0	7.0	—
Other finance income		0.6	—	0.4
		334.3	225.8	216.2